Pension and Severance Plans (Total Defined Contribution Expenses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Defined Contribution Plan Disclosure [Line Items]
Defined contribution expenses	¥ 3,237	¥ 3,412	¥ 3,155
Foreign plans
Defined Contribution Plan Disclosure [Line Items]
Defined contribution expenses	¥ 11,379	¥ 10,458	¥ 12,419